Convertible Senior Notes (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended	12 Months Ended
	May. 05, 2015	Jun. 30, 2015	Apr. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
5.535% Convertible Senior Notes due 2016
Debt Instrument [Line Items]
Convertible Senior Notes, interest rate		5.535%		5.535%	5.535%
Convertible Senior Notes, maturity year				2016	2016
Conversion of convertible debt		$ 6,619
5.535% Convertible Senior Notes due 2018
Debt Instrument [Line Items]
Convertible Senior Notes, interest rate		5.535%		5.535%	5.535%
Convertible Senior Notes, maturity year				2018	2018
Conversion of convertible debt	$ 2,724
4.75% Convertible Senior Notes due 2013
Debt Instrument [Line Items]
Convertible Senior Notes, interest rate		4.75%		4.75%	4.75%
Convertible Senior Notes, maturity year				2013	2013
Price of US$0.1550 per ADS | 5.535% Convertible Senior Notes due 2018
Debt Instrument [Line Items]
Conversion of convertible debt			$ 3,878
Price of US$0.1461 per ADS | 5.535% Convertible Senior Notes due 2018
Debt Instrument [Line Items]
Conversion of convertible debt			$ 152
Price of US$0.1345 per ADS | 5.535% Convertible Senior Notes due 2018
Debt Instrument [Line Items]
Aggregate principal amount of Convertible Notes		$ 31		$ 31
American Depositary Shares | 5.535% Convertible Senior Notes due 2016
Debt Instrument [Line Items]
Issuance of new shares		49,210,548
Conversion price		$ 0.1345		$ 0.1345
American Depositary Shares | Price of US$0.1550 per ADS | 5.535% Convertible Senior Notes due 2018
Debt Instrument [Line Items]
Issuance of new shares			25,016,129
Conversion price			$ 0.1550
American Depositary Shares | Price of US$0.1461 per ADS | 5.535% Convertible Senior Notes due 2018
Debt Instrument [Line Items]
Issuance of new shares			1,046,543
Conversion price			$ 0.1461
American Depositary Shares | Price of US$0.1345 per ADS | 5.535% Convertible Senior Notes due 2016
Debt Instrument [Line Items]
Issuance of new shares		49,210,548
Conversion price		$ 0.1345		0.1345
American Depositary Shares | Price of US$0.1345 per ADS | 5.535% Convertible Senior Notes due 2018
Debt Instrument [Line Items]
Issuance of new shares		229,649
Conversion price		$ 0.1345		$ 0.1345
Issuance of new shares, price per ADS		$ 0.1345
Ordinary shares
Debt Instrument [Line Items]
Issuance of new shares				75,805,949
Ordinary shares | 5.535% Convertible Senior Notes due 2016
Debt Instrument [Line Items]
Issuance of new shares		49,210,548
Ordinary shares | Price of US$0.1550 per ADS | 5.535% Convertible Senior Notes due 2018
Debt Instrument [Line Items]
Issuance of new shares			25,016,129
Ordinary shares | Price of US$0.1461 per ADS | 5.535% Convertible Senior Notes due 2018
Debt Instrument [Line Items]
Issuance of new shares			1,046,543
Ordinary shares | Price of US$0.1345 per ADS | 5.535% Convertible Senior Notes due 2016
Debt Instrument [Line Items]
Issuance of new shares		49,210,548
Ordinary shares | Price of US$0.1345 per ADS | 5.535% Convertible Senior Notes due 2018
Debt Instrument [Line Items]
Issuance of new shares		229,649